Earnings per Share - Summary of Calculations of Earnings per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Earnings per share [abstract]
Weighted-average number of shares outstanding	45,393,602	45,569,180		43,107,457
Capitalization of retained earnings				1,687,295
Effect of dilutive instruments - mandatorily convertible securities (note 16.2)		708,153		708,153
Weighted-average number of shares - basic	45,393,602	46,277,333		45,502,905
Effect of dilutive instruments - share-based compensation (note 21)	470,985	316,970		237,102
Effect of potentially dilutive instruments - optionally convertible securities (note 16.2)	1,457,554	1,420,437		2,698,600
Weighted-average number of shares - diluted	47,322,141	48,014,740		48,438,607
Net income from continuing operations	$ 91	$ 493	[1]	$ 645	[1]
Less: non-controlling interest net income	36	42	[1]	75	[1]
Controlling interest net income from continuing operations	55	451		570
Plus: after tax interest expense on mandatorily convertible securities	1	3		5
Controlling interest net income from continuing operations - for basic earnings per share calculations	56	454		575
Plus: after tax interest expense on optionally convertible securities	18	23		48
Controlling interest net income from continuing operations - for diluted earnings per share calculations	74	477		623
Net income from discontinued operations	$ 88	$ 77	[1]	$ 222	[1]
Basic earnings per share
Controlling interest basic earnings per share	$ 0.0031	$ 0.0114	[1]	$ 0.0174	[1]
Controlling interest basic earnings per share from continuing operations	0.0012	0.0098	[1]	0.0125	[1]
Controlling interest basic earnings per share from discontinued operations	0.0019	0.0016		0.0049
Diluted earnings per share
Controlling interest diluted earnings per share	0.0031	0.0114	[1]	0.0174	[1]
Controlling interest diluted earnings per share from continuing operations	0.0012	0.0098	[1]	0.0125	[1]
Controlling interest diluted earnings per share from discontinued operations	$ 0.0019	$ 0.0016		$ 0.0049

[1]	The Company’s comparative financial statements were re-presented, see note 2.1 for a description of main changes.